Segmented information (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	$ 116,436	$ 155,310
Less: equity investees’ long-lived assets	7,030	8,117
Total consolidated long-lived assets	109,406	147,193
ITALY
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	53,319	66,918
NETHERLANDS
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	9,944	0
CANADA
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	25,083	30,713
UNITED STATES
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	20,320	47,322
SWEDEN
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	208	322
CHINA
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	6,329	8,675
AUSTRALIA
Capital Assets and Goodwill Excluding Equity Investees Long Lived Assets	$ 1,233	$ 1,360